UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2004

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):  [  ] is a restatement.
                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Provident Trust Company
Address:  N27 W23957 Paul Road, Suite 204
          Pewaukee, WI  53072

Form 13F File No.:  028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:    President
Phone:    (262) 523-7560
Signature, Place, and Date of Signing:

    J. Scott Harkness             Pewaukee, Wisconsin 02/10/2005
      (Signature)                    (City/State)       (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
this report, and all holdings
are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None
                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:            0

Form 13F Information Table Entry Total:      97

Form 13F Information Table Value Total:      $524,749 (in
thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report:        None

PROVIDENT TRUST COMPANY
SEC #801-58213
December 31, 2004
										Voting Authority
			Type of		      Value	Shares/	 Invsm	Otr
Name of Issuer		Class	Cusip	     (x 1,000)	Prn Amt	 Dscrt	Mgr	Sole  Shared  None

3M COMPANY		Com	88579Y101	  4.10	     50	Sole		  50
ABBOTT LABS COM		Com	002824100	322.49	   6913	Sole		6913
ACTUANT CORPORATION	Com	00508X203	 78.23	   1500	Sole		1500
AFLAC INC		Com	001055102	193.22	   4850	Sole		4850
AMERITRADE HLDNG CRP NW	Com	03074K100     22369.55	1573105	Sole	     1573105
AMGEN INC		Com	031162100      2815.61	  43891	Sole	       43891
APACHE CORP 		Com	037411105     21144.33	 418120	Sole	      418120
APW LTD 		Com	G04397108	  0.37	  12250	Sole	       12250
ARIBA INC NEW		Com	04033V203	  0.17	     10	Sole		  10
ASSOCIATED BANC	CORP 	Com	045487105	 56.46	   1699	Sole		1699
ATLAS MINERALS INC 	Com	049371107	  0.01	     82	Sole		  82
BANK OF AMERICA CORP	Com	060505104	 21.99	    468	Sole		 468
BERKSHIRE HATHAWAY INC 	Com	084670207	 29.36	     10	Sole		  10
BIOMET INC 		Com	090613100     38319.44	 883140	Sole	      883140
BP PLC SPON ADR		Com	055622104	461.83	   7908	Sole		7908
BRISTOL MYERS SQUIBB CO Com	110122108	 42.27	   1650	Sole		1650
CHEVRON TEXACO CORP 	Com	166764100	326.09	   6210	Sole		6210
CISCO SYSTEMS INC	Com	17275R102     15222.90	 787935	Sole	      787935
CITIGROUP INC 		Com	172967101	266.77	   5537	Sole		5537
COCA COLA CO		Com	191216100	212.36	   5100	Sole		5100
CONOCOPHILLIPS		Com	20825C104	 86.83	   1000	Sole		1000
COSTCO WHSL CORP NEW 	Com	22160K105	 16.94	    350	Sole		 350
COUNTRYWIDE FINL CORP 	Com	222372104     15690.2    423945	Sole	      423945
DELL INC 		Com	24702R101	 12.64	    300	Sole		 300
DEVRY INC		Com	251893103	111.31	   6412	Sole		6412
DISNEY WALT CO 		Com	254687106	 69.06	   2484	Sole		2484
DOVER CORP.		Com	260003108	 83.88	   2000	Sole		2000
DU PONT E I DE NEMOURS 	Com	263534109	224.50	   4577	Sole		4577
EBAY INC 		Com	278642103	 98.89	    850	Sole		 850
ELI LILLY AND COMPANY	Com	532457108	  1.25	     22	Sole		  22
ENRON CORP.		Com	293561106	  0.01	    126	Sole		 126
ENRON CAP TR PRFD SEC	Pfd	29357N206	  3.40	    800	Sole		 800
EXPRESS SCRIPTS INC	Com	302182100     24353.40	 318595	Sole	      318595
EXXON MOBIL CORP 	Com	30231G102	284.44	   5549	Sole	        5549
FASTENAL CO 		Com	311900104     24789.66	 402691	Sole	      402691
FEDEX CORPORATION	Com	31428X106	 14.77	    150	Sole		 150
FRANKLIN RES INC 	Com	354613101	  4.18	     60	Sole		  60
FUJISAWA PHAR		Com	J15162118	 46.33	   1835	Sole		1835
GANNETT INC 		Com	364730101	 98.04	   1200	Sole		1200
GENERAL ELEC CO 	Com	369604103	754.75	  20678	Sole	       20678
GLOBAL CROSSING LTD	Com	G3921A100	  0.01	   1000	Sole		1000
HEALTH MGMT ASSC INC NW Com	421933102     33785.78	1487050	Sole	     1487050
HOSPIRA INC		Com	441060100	  8.98	    268	Sole		 268
ILLINOIS TOOL WKS INC 	Com	452308109     31634.46	 341330	Sole	      341330
INTEL CORP 		Com	458140100	190.65	   8151	Sole		8151
INTERPUBLIC GRP COS INC	Com	460690100	 27.24	   2033	Sole		2033
ISTAR FINL INC 		Com	45031U101       113.15	   2500	Sole		2500
ITT INDS INC IND 	Com	450911102	 42.23	    500	Sole		 500
JACOBS ENGR GROUP INC 	Com	469814107     27611.87	 577775	Sole	      577775
JOHNSON & JOHNSON 	Com	478160104	364.67	   5750	Sole		5750
JOHNSON CONTROLS	Com	478366107	 48.09	    758	Sole		 758
JP MORGAN CHASE & CO	Com	46625H100	209.21	   5363	Sole		5363
KIMBERLY CLARK CORP 	Com	494368103	 59.23	    900	Sole		 900
LOCKHEED MARTIN CORP 	Com	539830109	101.10	   1820	Sole		1820
LOWES COS INC 		Com	548661107     41988.87	 729100	Sole	      729100
M B I A INC		Com	55262C100	126.56	   2000	Sole		2000
MANPOWER INC 		Com	56418H100     37603.48	 778540	Sole	      778540
MANULIFE FINANCIAL CORP	Com	56501R106	 67.50	   1461	Sole		1461
MARSHALL & ILSLEY CORP 	Com	571834100      3951.52	  89401	Sole	       89401
MCGRAW HILL COS INC 	Com	580645109	 31.12	    340	Sole		 340
MEDTRONIC INC 		Com	585055106     30661.04	 617295	Sole	      617295
MERCURY GENERAL CORP	Com	589400100	521.18	   8698	Sole		8698
METRO AIRLINES INC	Com	591905203	  0.00	     11	Sole		  11
NORTHERN TR CORP 	Com	665859104	 29.15	    600	Sole		 600
PENTAIR INC 		Com	709631105     40856.01	 937925	Sole	      937925
PEPSICO INC 		Com	713448108	 83.52	   1600	Sole		1600
PFIZER INC 		Com	717081103	239.32	   8900	Sole		8900
PRINCIPAL FINCL GRP INC	Com	74251V102	  4.75	    116	Sole		 116
PROCTER & GAMBLE	Com	742718109	 88.13	   1600	Sole		1600
PROGRESSIVE CORP. OHIO	Com	743315103	 45.39	    535	Sole		 535
ROYAL DUTCH PETE CO NY 	Com	780257804	523.59	   9125	Sole		9125
SENSIENT TECH CORP	Com	81725T100	121.39	   5060	Sole		5060
SERVICEMASTER CO 	Com	81760N109	 42.75	   3100	Sole		3100
SMUCKER J M CO NEW	Com	832696405	  0.75	     16	Sole		  16
ST PAUL TRAVELERS CORP	Com	792860108	  1.30	     35	Sole		  35
STATE FINNCL SVCS CRP 	Com	856855101	236.61	   7853	Sole		7853
STREICHER MBL FUELING	Com	862924107	  1.88	   1000	Sole		1000
STRYKER CORP		Com	863667101	819.67	  16988	Sole	       16988
SUN LIFE FINANCIAL INC	Com	866796105	 13.99	    417	Sole		 417
SUN MICROSYSTEMS INC	Com	866810104	  0.22	     40	Sole		  40
SYSCO CORP		Com	871829107	168.90	   4425	Sole		4425
T. ROWE PRICE GROUP INC	Com	74144T108	373.20	   6000	Sole		6000
TIME WARNER INC		Com	887317105	  0.41	     21	Sole		  21
TOLL BROS INC 		Com	889478103     60500.23	 881799	Sole	      881799
TOTAL LOGISTICS INC	Com	89151W109      1184.08	  43920	Sole	       43920
TRIBUNE CO NEW 		Com	896047107	 42.14	   1000	Sole		1000
TRI CONTL CORP		MutFd	895436103	 30.46	   1834	Sole		1834
US BANCORP		Com	902973304	  4.51	    144	Sole		 144
VERISIGN INC. 		Com	92343E102	 16.80	    500	Sole		 500
VIROLOGIC INC		Com	92823R201	 28.94	  10372	Sole	       10372
VODAFONE GRP PLC SPNSRD Com	92857W100        16.43	    600	Sole		 600
WAL MART STORES INC 	Com	931142103       169.02	   3200	Sole		3200
WALGREEN CO 		Com	931422109     36282.33	 945591	Sole	      945591
WELLS FARGO CO 		Com	949746101	431.94	   6950	Sole		6950
WYETH			Com	983024100        63.89	   1500	Sole		1500
ZIMMER HLDINGS INC W/I 	Com	98956P102      4547.61	  56760	Sole	       56760

					     524749.29 12575622		    12575622